BBH Limited Duration Fund

Portfolio of Investments
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (22.0%)
$15,160,000	AGL CLO 13, Ltd. 2021-13A (3-Month CME Term SOFR + 1.100%) (Cayman Islands)[1,2]	10/20/34	4.768%	$15,167,531
5,169,210	ΑIM Aviation Finance, Ltd. 2015-1A (China)[1]	02/15/40	6.213	5,066,653
7,555,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	7,605,464
19,550,000	AmeriCredit Automobile Receivables Trust 2025-1[1]	05/20/30	4.120	19,628,816
1,930,231	Amur Equipment Finance Receivables XII LLC 2023-1A1	12/20/29	6.090	1,945,160
9,672,239	Amur Equipment Finance Receivables XIII LLC 2024-1A1	01/21/31	5.380	9,776,059
13,188,804	Amur Equipment Finance Receivables XIV LLC 2024-2A1	07/21/31	5.190	13,361,524
10,624,104	Amur Equipment Finance Receivables XV LLC 2025-1A1	09/22/31	4.700	10,732,047
2,610,487	ARI Fleet Lease Trust 2023-B1	07/15/32	6.050	2,629,237
11,330,000	ARI Fleet Lease Trust 2025-B1	03/15/34	4.590	11,407,027
7,885,481	AutoNation Finance Trust 2025-1A1	04/10/28	4.720	7,901,975
11,930,000	Avis Budget Rental Car Funding AESOP LLC 2023-3A1	02/22/28	5.440	12,065,599
9,500,000	Avis Budget Rental Car Funding AESOP LLC 2023-7A1	08/21/28	5.900	9,729,424
7,648,327	Barings Equipment Finance LLC 2025-A1	10/13/28	4.640	7,691,830
27,521,936	BHG Owner Loan Trust Series 2025-1CON[1]	08/18/36	5.000	27,832,711
458,070	BHG Securitization Trust 2023-A1	04/17/36	5.550	458,304
2,755,803	BHG Securitization Trust 2023-B1	12/17/36	6.920	2,885,761
3,290,822	BHG Securitization Trust 2024-1CON[1]	04/17/35	5.810	3,361,665
20,790,776	BHG Securitization Trust 2025-2CON[1]	09/17/36	4.840	20,970,023
12,131,563	BlackRock Elbert CLO V LLC 5A (3-Month CME Term SOFR + 1.850%)[1,2]	06/15/34	5.573	12,150,553
4,771,735	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	4,750,696
21,376,626	California Street CLO IX LP 2012-9A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	07/16/32	5.033	21,430,219
10,631,367	Capital Automotive REIT 2024-2A1	05/15/54	4.900	10,625,187
30,000,000	Carlyle Global Market Strategies CLO, Ltd. 2016-1A (3-Month CME Term SOFR + 1.090%) (Cayman Islands)[1,2]	04/20/34	4.758	30,004,767
32,520,000	Carlyle US CLO, Ltd. 2019-2A (3-Month CME Term SOFR + 1.360%) (Cayman Islands)[1,2]	10/15/37	5.032	32,637,693
16,290,706	Carmax Auto Owner Trust 2025-2	07/17/28	4.590	16,340,625
21,040,000	Carmax Auto Owner Trust 2025-4	12/16/30	3.970	21,081,552
18,780,000	Carmax Select Receivables Trust 2025-B	03/15/29	4.190	18,800,031

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$9,690,554	CARS-DB7 LP 2023-1A1	09/15/53	5.750%	$9,753,599
2,476,155	CCG Receivables Trust 2023-2[1]	04/14/32	6.280	2,504,218
14,206,515	CCG Receivables Trust 2024-1[1]	03/15/32	4.990	14,331,117
18,116,128	CCG Receivables Trust 2025-1[1]	10/14/32	4.480	18,208,198
25,780,000	CCG Receivables Trust 2025-2[1]	08/15/34	4.140	25,832,803
22,592,274	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	18,983,793
3,373,254	Chesapeake Funding II LLC 2023-1A1	05/15/35	5.650	3,388,818
3,113,946	Chesapeake Funding II LLC 2023-2A1	10/15/35	6.160	3,146,634
6,470,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	6,590,766
18,320,000	Credit Acceptance Auto Loan Trust 2024-2A1	06/15/34	5.950	18,622,265
17,680,000	Credit Acceptance Auto Loan Trust 2024-3A1	09/15/34	4.680	17,777,323
17,180,000	Credit Acceptance Auto Loan Trust 2025-1A1	03/15/35	5.020	17,381,307
3,137,722	Daimler Trucks Retail Trust 2023-1	03/15/27	5.900	3,150,804
11,100,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.700%)[1,2]	01/15/37	5.372	11,124,541
8,190,000	Dell Equipment Finance Trust 2025-1[1]	07/22/27	4.680	8,215,559
20,650,000	Drive Auto Receivables Trust 2025-2	09/15/32	4.140	20,696,405
1,611,086	ECAF I, Ltd. 2015-1A (Ireland)[1]	06/15/40	3.473	1,441,922
856,873	Enterprise Fleet Financing LLC 2022-4[1]	10/22/29	5.760	859,210
4,277,102	Enterprise Fleet Financing LLC 2023-3[1]	03/20/30	6.400	4,329,660
18,000,000	Enterprise Fleet Financing LLC 2025-2[1]	02/22/28	4.510	18,075,168
9,600,000	Enterprise Fleet Financing LLC 2025-3[1]	04/20/28	4.500	9,651,321
13,000,000	Exeter Automobile Receivables Trust 2025-1A	08/15/28	4.670	13,017,083
10,230,000	Exeter Automobile Receivables Trust 2025-1A	08/15/29	4.910	10,309,212
13,560,000	Exeter Automobile Receivables Trust 2025-3A	07/16/29	4.780	13,662,566
22,000,000	Exeter Automobile Receivables Trust 2025-5A	06/15/28	4.380	22,033,847
14,500,000	Exeter Automobile Receivables Trust 2026-1A	03/15/30	4.030	14,519,853
8,718,755	FCI Funding LLC 2024-1A1	08/15/36	5.440	8,729,176
22,994,286	Flexential Issuer 2021-1A1	11/27/51	3.250	22,714,206
23,800,000	Flexential Issuer LLC 2025-1A1	10/25/60	6.030	23,817,076
4,391,569	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	4,389,373
25,940,000	Ford Credit Floorplan Master Owner Trust A 2023-1[1]	05/15/28	4.920	26,017,719
30,550,000	Ford Credit Floorplan Master Owner Trust A 2024-3[1]	09/15/29	4.300	30,746,195
20,530,000	Ford Credit Floorplan Master Owner Trust A 2025-1	04/15/30	4.630	20,839,987
3,078,438	Foursight Capital Automobile Receivables Trust 2024-1[1]	01/16/29	5.490	3,088,155

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$17,000,000	GCRED BSL CLO 1 2025-BSL1A (3-Month CME Term SOFR + 1.050%)[1,2]	01/20/34	4.714%	$16,982,119
11,820,932	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170	11,369,969
12,532,944	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260	12,071,954
7,500,144	GLS Auto Select Receivables Trust 2025-1A1	04/15/30	4.710	7,553,992
14,035,648	GLS Auto Select Receivables Trust 2025-3A1	10/15/30	4.460	14,127,578
6,332,538	GM Financial Consumer Automobile Receivables Trust 2025-2	02/16/28	4.400	6,344,932
10,900,000	GM Financial Revolving Receivables Trust 2023-2[1]	08/11/36	5.770	11,405,365
28,000,000	GMF Floorplan Owner Revolving Trust 2025-2A1	03/15/30	4.640	28,353,139
36,756,463	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944	36,208,744
20,210,000	Hertz Vehicle Financing III LLC 2025-1A1	09/25/29	4.910	20,504,138
21,574,323	Honda Auto Receivables Owner Trust 2025-2	01/18/28	4.300	21,618,052
9,275,000	Kubota Credit Owner Trust 2024-1A1	07/17/28	5.190	9,383,326
35,215,000	Lendmark Funding Trust 2025-1A1	09/20/34	4.940	35,573,313
42,930,000	Lendmark Funding Trust 2025-3A1	05/21/35	4.510	42,873,105
38,520,000	Madison Park Funding LXIII, Ltd. 2023-63A (3-Month CME Term SOFR + 1.400%) (Cayman Islands)[1,2]	07/21/38	5.070	38,731,848
50,000,000	Madison Park Funding XLIX, Ltd. 2021-49A (3-Month CME Term SOFR + 1.050%) (Cayman Islands)[1,2]	10/19/34	4.718	50,059,920
17,250,000	Magnetite XXXI, Ltd. 2021-31A (3-Month CME Term SOFR + 1.000%) (Cayman Islands)[1,2]	07/15/34	4.672	17,272,422
14,700,000	Mariner Finance Issuance Trust 2025-AA1	05/20/38	4.980	14,901,486
16,140,000	Mariner Finance Issuance Trust 2025-BA1	11/22/38	4.590	16,174,908
29,409,549	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	28,958,022
11,780,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.670%)[1,2]	08/20/37	5.559	11,810,401
21,720,000	Monroe Capital MML CLO XV LLC 2023-1A (3-Month CME Term SOFR + 1.270%)[1,2]	09/23/35	4.941	21,724,887
10,242,000	Navistar Financial Dealer Note Master Owner Trust 2024-1[1]	04/25/29	5.590	10,278,780

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$52,000,000	Neuberger Berman Loan Advisers CLO 38, Ltd. 2020-38A (3-Month CME Term SOFR + 0.960%) (Cayman Islands)[1,2]	10/20/36	4.628%	$51,977,120
13,580,000	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-Month CME Term SOFR + 1.230%) (Cayman Islands)[1,2]	10/16/37	4.901	13,605,294
24,520,000	NextGear Floorplan Master Owner Trust 2024-1A1	03/15/29	5.120	24,874,601
27,500,000	NextGear Floorplan Master Owner Trust 2024-2A1	09/15/29	4.420	27,706,811
33,840,000	NextGear Floorplan Master Owner Trust 2025-2A1	10/15/30	4.230	33,951,719
3,246,708	Nissan Auto Receivables Owner Trust 2023-B	03/15/28	5.930	3,270,600
2,288,234	NMEF Funding LLC 2023-A1	06/17/30	6.570	2,299,156
7,960,160	NMEF Funding LLC 2025-A1	07/15/32	4.720	7,991,476
20,285,627	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	05/20/32	5.251	20,330,440
33,880,000	Octagon 57, Ltd. 2021-1A (3-Month CME Term SOFR + 1.070%) (Cayman Islands)[1,2]	10/15/34	4.742	33,863,094
48,100,000	Octagon Investment Partners 41, Ltd. 2019-2A (3-Month CME Term SOFR + 1.090%) (Cayman Islands)[1,2]	10/15/33	4.762	48,109,081
32,100,000	OnDeck Asset Securitization IV LLC 2025-1A1	04/19/32	5.080	32,353,500
14,337,000	OnDeck Asset Securitization Trust IV LLC 2023-1A1	08/19/30	7.000	14,463,543
19,615,000	OnDeck Asset Securitization Trust IV LLC 2024-1A1	06/17/31	6.270	19,843,974
13,920,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	13,967,634
25,010,000	Onemain Financial Issuance Trust 2025-1A1	07/14/38	4.820	25,343,151
2,988,029	OneMain Financial Issuance Trust 2022-3A1	05/15/34	5.940	2,997,087
16,380,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	5.840	16,710,335
5,381,676	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	5,380,932
17,384,253	Oportun Issuance Trust 2021-C1	10/08/31	2.180	17,107,305
33,240,000	Oportun Issuance Trust 2025-B1	05/09/33	4.880	33,363,866
48,380,000	Oportun Issuance Trust 2025-C1	07/08/33	4.490	48,452,541
31,980,000	Oportun Issuance Trust 2025-D1	02/08/33	4.530	32,012,316
12,101,659	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	11,890,283
13,240,000	Oxford Finance Funding Trust LLC 2025-1A1	02/15/35	5.413	13,278,875

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$14,230,000	Palmer Square Loan Funding, Ltd. 2025-3A (3-Month CME Term SOFR + 0.950%) (Cayman Islands)[1,2]	01/15/34	4.660%	$14,216,954
9,810,000	PFS Financing Corp. 2023-A1	03/15/28	5.800	9,830,192
14,090,000	PFS Financing Corp. 2025-A (30-Day SOFR + 0.650%)[1,2]	01/15/29	4.357	14,107,445
12,690,000	PFS Financing Corp. 2025-B1	02/15/30	4.850	12,898,979
23,860,000	PFS Financing Corp. 2025-D1	05/15/30	4.470	24,042,276
31,020,000	Purchasing Power Funding LLC 2024-A1	08/15/28	5.890	31,084,441
30,830,000	Regional Management Issuance Trust 2025-1[1]	04/17/34	4.990	31,039,465
21,950,000	Republic Finance Issuance Trust 2024-B1	11/20/37	5.420	22,344,894
36,780,000	Republic Finance Issuance Trust 2025-A1	11/20/34	4.590	36,862,439
23,320,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	23,300,096
26,350,000	Santander Drive Auto Receivables Trust 2025-2	08/15/29	4.670	26,528,118
13,300,000	SCF Equipment Leasing LLC 2025-2A1	12/22/31	4.260	13,343,143
5,986,172	Shenton Aircraft Investment I, Ltd. 2015-1A (Cayman Islands)[1]	10/15/42	4.750	5,826,607
24,210,000	Sotheby's Artfi Master Trust 2024-1A1	12/22/31	6.430	24,261,884
12,345,000	T-Mobile US Trust 2024-1A1	09/20/29	5.050	12,426,158
14,240,000	Toyota Lease Owner Trust 2025-A1	02/22/28	4.750	14,369,326
17,610,000	Verizon Master Trust 2025-3	03/20/30	4.510	17,748,799
7,040,000	Westlake Automobile Receivables Trust 2023-4A1	11/15/28	6.640	7,168,545
5,145,098	Wheels Fleet Lease Funding 1 LLC 2023-1A1	04/18/38	5.800	5,174,772
4,522,799	Wheels Fleet Lease Funding 1 LLC 2023-2A1	08/18/38	6.460	4,575,746
33,003,483	Wheels Fleet Lease Funding 1 LLC 2025-1A1	01/18/40	4.570	33,310,194
11,930,000	Woodmont LP 2025-14A (3-Month CME Term SOFR + 1.250%) (Cayman Islands)[1,2]	01/20/34	4.936	11,916,844
32,195,000	World Financial Network Credit Card Master Note Trust 2024-B	05/15/31	4.620	32,534,992
11,295,000	World Financial Network Credit Card Master Trust 2023-A	03/15/30	5.020	11,322,730
	Total Asset Backed Securities			2,285,650,185
	(Cost $2,278,615,001)

	Commercial Mortgage Backed Securities (3.9%)
31,250,000	Atrium Hotel Portfolio Trust 2025-ATRM (1-Month CME Term SOFR + 1.650%)[1,2]	08/15/42	5.330	31,339,694

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$21,473,648	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.559%	$20,399,750
9,149,260	BLP Commercial Mortgage Trust 2023-IND (1-Month CME Term SOFR + 1.692%)[1,2]	03/15/40	5.372	9,160,696
18,100,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 2.115%)[1,2]	06/15/27	5.795	18,111,312
8,144,831	BX Commercial Mortgage Trust 2022-LP2 (1-Month CME Term SOFR + 1.013%)[1,2]	02/15/39	4.693	8,142,286
21,220,000	BX Commercial Mortgage Trust 2024-GPA2 (1-Month CME Term SOFR + 1.542%)[1,2]	11/15/41	5.223	21,253,156
19,498,134	BX Trust 2025-LUNR (1-Month CME Term SOFR + 1.500%)[1,2]	06/15/40	5.180	19,528,600
27,868,607	BX Trust 2025-ROIC (1-Month CME Term SOFR + 1.144%)[1,2]	03/15/30	4.824	27,893,603
1,105,514	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.264%) (Cayman Islands)[1,2]	02/15/38	4.942	1,105,153
7,171,884	BXMT, Ltd. 2021-FL4 (1-Month CME Term SOFR + 1.164%)[1,2]	05/15/38	4.842	7,127,616
22,436,322	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 3.014%)[1,2]	11/15/31	6.695	18,477,114
18,875,000	COMM Mortgage Trust 2025-SBX[1,2,3]	08/10/41	5.257	18,968,526
11,715,000	Commercial Mortgage Pass Through Certificate[1,3]	07/12/28	6.891	12,169,597
25,310,000	DBC Mortgage Trust 2025-DBC (1-Month CME Term SOFR + 1.350%)[1,2]	11/15/42	5.031	25,357,456
20,885,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.500%)[1,2]	03/15/34	5.180	20,937,212
23,600,000	Life Mortgage Trust 2022-BMR2 (1-Month CME Term SOFR + 1.295%)[1,2]	05/15/39	4.975	22,926,841
16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	5.087	16,040,000
14,870,000	ORL Trust 2024-GLKS (1-Month CME Term SOFR + 1.493%)[1,2]	12/15/39	5.173	14,907,175
29,100,000	SHRN Trust 2025-MF18 (1-Month CME Term SOFR + 1.200%)[1,2]	10/15/40	4.880	29,136,375
46,350,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 1.550%)[1,2]	02/15/39	5.230	46,333,082

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$17,494,889	WMRK Commercial Mortgage Trust 2022-WMRK (1-Month CME Term SOFR + 2.789%)[1,2]	11/15/27	6.469%	$17,652,343
	Total Commercial Mortgage Backed Securities
	(Cost $411,071,040)			406,967,587

	Corporate Bonds (48.6%)
	Aerospace/Defense (0.1%)
11,105,000	BAE Systems, Plc. (United Kingdom)[1]	03/26/27	5.000	11,234,897

	Agriculture (0.3%)
2,420,000	Bunge, Ltd. Finance Corp.	05/14/31	2.750	2,228,083
27,600,000	Cargill, Inc.[1]	02/11/28	4.625	28,016,231
2,400,000	Cargill, Inc.[1]	11/10/31	2.125	2,131,953
2,000,000	Philip Morris International, Inc.	02/13/29	4.875	2,047,570
				34,423,837
	Airlines (0.1%)
6,467,083	Delta Air Lines, Inc. / SkyMiles IP, Ltd. (Multinational)[1]	10/20/28	4.750	6,515,981

	Auto Manufacturers (6.4%)
55,000	American Honda Finance Corp.	10/22/27	4.450	55,485
21,515,000	BMW US Capital LLC[1]	08/13/26	4.650	21,598,206
27,240,000	BMW US Capital LLC[1]	03/19/27	4.650	27,453,921
20,480,000	BMW US Capital LLC[1]	08/11/27	4.150	20,553,591
76,889,000	Ford Motor Credit Co. LLC	11/05/26	5.125	77,322,565
10,370,000	General Motors Co.	04/15/28	5.350	10,631,575
23,920,000	General Motors Financial Co., Inc.	04/06/26	5.400	23,982,299
2,000,000	General Motors Financial Co., Inc.	06/10/26	1.500	1,982,703
11,055,000	Hyundai Capital America[1]	03/30/26	5.500	11,084,261
14,835,000	Hyundai Capital America[1]	06/24/26	5.450	14,919,524
13,795,000	Hyundai Capital America[1]	06/26/26	5.650	13,887,426
11,580,000	Hyundai Capital America[1]	01/08/27	5.250	11,720,173
18,920,000	Hyundai Capital America[1]	03/25/27	4.850	19,088,908
44,615,000	Hyundai Capital America[1]	06/23/27	4.875	45,090,580
20,885,000	Hyundai Capital America[1]	11/01/27	4.875	21,168,921
2,100,000	Hyundai Capital America[1]	01/16/29	6.500	2,227,268
25,455,000	Mercedes-Benz Finance North America LLC[1]	03/30/26	4.800	25,494,681
37,185,000	Mercedes-Benz Finance North America LLC[1]	07/31/26	4.875	37,374,598
31,410,000	Mercedes-Benz Finance North America LLC[1]	11/13/26	4.800	31,635,623
57,680,000	Mercedes-Benz Finance North America LLC[1]	04/01/27	4.650	58,179,657
2,245,000	Stellantis Finance US, Inc.[1]	01/29/27	1.711	2,191,359
17,090,000	Toyota Motor Credit Corp.	08/07/26	4.550	17,157,270
2,100,000	Toyota Motor Credit Corp.	03/22/27	3.050	2,084,412

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$32,165,000	Toyota Motor Credit Corp.	05/14/27	4.500%	$32,476,040
33,086,000	Toyota Motor Credit Corp.	11/10/27	5.450	34,047,500
17,830,000	Volkswagen Group of America Finance LLC[1]	08/14/26	4.900	17,909,744
46,749,000	Volkswagen Group of America Finance LLC[1]	09/26/26	3.200	46,446,664
18,870,000	Volkswagen Group of America Finance LLC[1]	03/25/27	4.950	19,027,950
20,600,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	20,799,403
				667,592,307
	Banks (11.7%)
17,000,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[2]	03/14/28	5.552	17,271,438
30,000,000	Bank of America Corp. (SOFR + 1.340%)[2]	09/15/27	5.933	30,354,729
1,920,000	Bank of America Corp. (3-Month CME Term SOFR + 1.774%)[2]	04/24/28	3.705	1,912,081
30,255,000	Bank of New York Mellon (SOFR + 0.693%)[2]	04/20/27	4.587	30,297,483
1,925,000	Bank of New York Mellon Corp. (SOFR + 1.598%)[2]	10/25/29	6.317	2,038,982
19,870,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846	20,217,200
9,500,000	Bank of New Zealand (New Zealand)[1]	01/30/29	5.076	9,769,785
23,440,000	BNP Paribas S.A. (SOFR + 1.450%) (France)[1,2]	05/09/29	4.792	23,715,059
80,625,000	Canadian Imperial Bank of Commerce (Canada)	10/02/26	5.926	81,738,290
19,725,000	Canadian Imperial Bank of Commerce (Canada)	04/28/28	5.001	20,155,290
45,775,000	Citibank NA	05/29/27	4.576	46,198,930
45,795,000	Citigroup, Inc. (SOFR + 1.143%)[2]	05/07/28	4.643	46,146,270
2,100,000	Citigroup, Inc. (SOFR + 1.887%)[2]	05/24/28	4.658	2,117,814
1,940,000	Citizens Bank NA (SOFR + 2.000%)[2]	08/09/28	4.575	1,954,312
25,252,000	Comerica, Inc. (SOFR + 2.155%)[2]	01/30/30	5.982	26,396,454
1,925,000	Goldman Sachs Group, Inc. (SOFR + 1.114%)[2]	02/24/28	2.640	1,897,425
16,355,000	Goldman Sachs Group, Inc. (SOFR + 1.319%)[2]	04/23/28	4.937	16,531,513
25,640,000	HSBC Holdings, Plc. (SOFR + 1.570%) (United Kingdom)[2]	08/14/27	5.887	25,890,409
18,414,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	18,520,149
1,915,000	Huntington National Bank (SOFR + 1.650%)[2]	05/17/28	4.552	1,926,376
2,110,000	JPMorgan Chase & Co. (SOFR + 1.190%)[2]	01/23/28	5.040	2,131,405
12,600,000	JPMorgan Chase & Co. (SOFR + 0.930%)[2]	07/22/28	4.979	12,781,195
18,760,000	Keybank National Association	11/15/27	5.850	19,331,849

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%) (United Kingdom)[2]	03/18/28	3.750%	$17,706,477
2,100,000	M&T Bank Corp. (SOFR + 2.260%)[2]	03/13/32	6.082	2,230,568
26,420,000	Morgan Stanley (SOFR + 1.380%)[2]	04/12/29	4.994	26,903,360
26,755,000	Morgan Stanley Bank NA (SOFR + 0.906%)[2]	01/12/29	5.016	27,256,269
47,310,000	Morgan Stanley Private Bank NA (SOFR + 0.780%)[2]	11/17/28	4.204	47,441,479
2,215,000	National Securities Clearing Corp.[1]	05/20/27	4.350	2,231,335
33,755,000	NatWest Group, Plc. (SOFR + 1.300%) (United Kingdom)[2]	11/15/28	5.102	34,052,498
19,015,000	NatWest Markets, Plc. (United Kingdom)[1]	03/21/28	4.789	19,326,033
45,895,000	PNC Bank NA (SOFR + 0.630%)[2]	05/13/27	4.543	45,956,031
25,345,000	PNC Financial Services Group, Inc. (SOFR + 1.730%)[2]	10/20/27	6.615	25,813,221
2,200,000	PNC Financial Services Group, Inc. (SOFR + 1.850%)[2]	06/06/33	4.626	2,180,991
24,915,000	Royal Bank of Canada (Canada)	08/03/27	4.240	25,080,619
64,445,000	Royal Bank of Canada (SOFR + 0.810%) (Canada)[2]	03/27/28	4.715	65,024,473
12,379,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[2]	03/09/29	6.499	12,911,482
28,865,000	Santander Holdings USA, Inc. (SOFR + 1.610%)[2]	03/20/29	5.473	29,520,260
37,275,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	06/02/28	4.375	37,692,341
11,875,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	12,278,275
47,860,000	State Street Corp.	02/28/28	4.536	48,527,972
2,125,000	State Street Corp. (SOFR + 1.018%)[2]	02/20/29	4.530	2,149,785
33,741,000	Svenska Handelsbanken AB (Sweden)[1]	06/15/28	5.500	34,860,920
72,735,000	Truist Bank (SOFR + 0.590%)[2]	05/20/27	4.671	72,855,225
2,200,000	Truist Bank (SOFR + 0.911%)[2]	10/23/29	4.136	2,198,715
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	42,391,768
1,910,000	US Bancorp (SOFR + 2.020%)[2]	06/12/29	5.775	1,982,814
20,635,000	US Bank NA (SOFR + 0.910%)[2]	05/15/28	4.730	20,833,917
1,925,000	Wells Fargo & Co. (SOFR + 1.510%)[2]	03/24/28	3.526	1,914,850
32,115,000	Wells Fargo & Co. (SOFR + 1.370%)[2]	04/23/29	4.970	32,725,980
26,655,000	Westpac Banking Corp. (Australia)	11/18/27	5.457	27,428,126
30,895,000	Westpac New Zealand, Ltd. (New Zealand)[1]	02/15/28	4.902	31,411,491
				1,212,181,713
	Beverages (0.0%)
2,200,000	Keurig Dr Pepper, Inc.	03/15/27	5.100	2,223,955
2,105,000	PepsiCo, Inc.	07/17/29	4.500	2,146,813
				4,370,768

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Biotechnology (0.0%)
$2,200,000	CSL Finance, Plc. (United Kingdom)[1]	04/27/32	4.250%	$2,163,100
1,910,000	Illumina, Inc.	12/13/27	5.750	1,966,222
				4,129,322
	Building Materials (0.3%)
29,770,000	Amrize Finance US LLC	04/07/27	4.600	29,980,753

	Commercial Services (0.1%)
12,154,000	Ashtead Capital, Inc.[1]	11/01/29	4.250	12,045,793

	Computers (0.0%)
2,000,000	Accenture Capital, Inc.	10/04/29	4.050	2,006,725
2,460,000	Apple, Inc.	08/05/28	1.400	2,329,027
				4,335,752
	Cosmetics/Personal Care (0.2%)
2,100,000	Kenvue, Inc.	03/22/30	5.000	2,160,839
19,550,000	Unilever Capital Corp.	08/12/27	4.250	19,704,873
				21,865,712
	Diversified Financial Services (2.1%)
46,858,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	10/29/26	2.450	46,331,191
38,724,000	American Express Co. (SOFR + 0.750%)[2]	04/23/27	5.645	38,865,319
2,175,000	American Express Co. (SOFR + 1.000%)[2]	02/16/28	5.098	2,200,224
27,030,000	American Express Co. (SOFR + 1.260%)[2]	04/25/29	4.731	27,437,179
2,220,000	Atlas Warehouse Lending Co. LP1	11/15/30	4.950	2,229,396
12,080,000	Capital One Financial Corp. (SOFR + 2.440%)[2]	10/29/27	7.149	12,340,076
18,620,000	Credit Acceptance Corp.[1]	12/15/28	9.250	19,511,358
25,095,000	Credit Opportunities Partners JV LLC	04/01/26	4.250	25,045,312
43,740,000	Equitable America Global Funding[1]	06/09/28	4.650	44,247,661
				218,207,716
	Electric (0.6%)
1,920,000	Atlantic City Electric Co.	03/15/31	2.300	1,743,384
1,910,000	Duke Energy Ohio, Inc.	06/01/30	2.125	1,750,706
21,932,382	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	21,114,834
2,000,000	Evergy Missouri West, Inc.[1]	12/15/27	5.150	2,036,110
1,930,000	Fells Point Funding Trust[1]	01/31/27	3.046	1,912,931
1,930,000	FirstEnergy Pennsylvania Electric Co.[1]	03/30/26	5.150	1,933,861
2,100,000	Florida Power & Light Co.	04/01/33	5.100	2,167,500
2,130,000	Pacific Gas & Electric Co.	05/15/29	5.550	2,200,331
1,940,000	PacifiCorp.	02/15/34	5.450	1,969,050
2,100,000	Public Service Co of Colorado	05/15/34	5.350	2,156,494
18,615,000	Public Service Enterprise Group, Inc.	10/15/28	5.875	19,433,850
2,100,000	Southern California Edison Co.	03/15/30	5.250	2,156,398
				60,575,449

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Electronics (0.0%)
$2,200,000	Honeywell International, Inc.	03/01/27	1.100%	$2,139,704

	Energy-Alternate Sources (0.2%)
22,605,000	XPLR Infrastructure LP1	06/15/26	2.500	22,182,286

	Food (1.1%)
15,535,000	General Mills, Inc.	10/17/28	5.500	16,102,888
12,590,000	Hormel Foods Corp.	03/30/27	4.800	12,718,015
46,820,000	Mars, Inc.[1]	03/01/27	4.450	47,163,688
2,120,000	Mars, Inc.[1]	03/01/32	5.000	2,178,575
21,220,000	Nestle Capital Corp.[1]	03/12/29	4.650	21,692,247
2,200,000	Nestle Holdings, Inc.[1]	03/14/28	5.000	2,252,839
11,460,000	Sysco Corp.	01/17/29	5.750	11,983,139
				114,091,391
	Gas (0.0%)
1,940,000	Brooklyn Union Gas Co.[1]	08/05/27	4.632	1,949,496
1,925,000	Southern California Gas Co.	02/01/30	2.550	1,814,341
				3,763,837
	Healthcare-Products (0.7%)
970,000	Baxter International, Inc.	02/01/27	1.915	949,982
52,740,000	Medline Borrower LP1	04/01/29	3.875	51,564,967
24,315,000	Medtronic Global Holdings SCA (Luxembourg)	03/30/28	4.250	24,500,185
				77,015,134

	Healthcare-Services (1.1%)
1,925,000	Adventist Health System	03/01/29	2.952	1,833,727
13,340,000	Ascension Health	11/15/28	4.078	13,401,746
2,200,000	Ascension Health	11/15/30	4.294	2,200,966
2,125,000	Health Care Service Corp. A Mutual Legal Reserve Co.[1]	06/15/34	5.450	2,166,214
12,919,000	Providence St Joseph Health Obligated Group	.10/01/29	2.532	12,143,320
32,090,000	Roche Holdings, Inc.[1]	11/13/26	5.265	32,421,185
22,000,000	Roche Holdings, Inc.[1]	03/08/29	4.790	22,546,691
18,145,000	Roche Holdings, Inc.[1]	09/09/29	4.203	18,268,335
7,490,000	Roche Holdings, Inc.[1]	12/02/30	4.075	7,474,003
2,000,000	Roche Holdings, Inc.[1]	11/13/33	5.593	2,134,926
2,355,000	UnitedHealth Group, Inc.	05/15/26	1.150	2,337,370
				116,928,483
	Insurance (10.4%)
26,415,000	American Coastal Insurance Corp.	12/15/27	6.250	26,400,445
22,375,000	American National Global Funding[1]	01/28/30	5.550	23,018,916
33,015,000	American National Global Funding[1]	06/03/30	5.250	33,520,619
33,170,000	American National Global Funding[1]	01/23/31	4.875	33,036,069
35,075,000	Athene Global Funding[1]	02/23/26	5.684	35,109,703
25,000,000	Athene Global Funding[1]	07/09/27	5.349	25,420,393
22,035,000	Athene Global Funding (SOFR + 0.950%)[1,2]	03/06/28	4.656	22,136,904
47,995,000	Athene Global Funding[1]	01/09/29	5.583	49,420,767

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$2,120,000	Athene Global Funding[1]	01/07/30	5.380%	$2,167,933
1,925,000	Brighthouse Financial Global Funding[1]	04/09/27	5.550	1,949,211
1,910,000	CNO Global Funding[1]	06/04/27	5.875	1,950,698
30,350,000	Corebridge Global Funding[1]	06/24/26	5.350	30,518,363
2,130,000	Corebridge Global Funding[1]	08/20/27	4.650	2,152,510
26,910,000	Corebridge Global Funding[1]	09/19/28	5.900	28,082,232
15,280,000	Equitable Financial Life Global Funding[1]	03/27/30	5.000	15,577,602
1,925,000	F&G Global Funding[1]	06/30/26	1.750	1,907,485
25,964,000	F&G Global Funding[1]	04/11/27	2.300	25,376,205
34,080,000	F&G Global Funding[1]	06/10/27	5.875	34,781,177
17,735,000	F&G Global Funding[1]	09/08/28	4.650	17,856,080
31,655,000	F&G Global Funding[1]	01/09/29	4.500	31,663,759
2,200,000	GA Global Funding Trust[1]	09/23/27	4.400	2,207,506
17,225,000	GA Global Funding Trust[1]	01/08/29	5.500	17,720,292
41,635,000	Guardian Life Global Funding[1]	09/26/29	4.179	41,677,855
24,485,000	Guardian Life Global Funding[1]	04/28/30	4.798	24,907,247
23,835,000	Guardian Life Global Funding[1]	12/11/30	4.402	23,883,519
2,059,000	Jackson National Life Global Funding[1]	07/02/27	5.550	2,099,351
1,924,000	MassMutual Global Funding II1	04/09/27	5.100	1,951,618
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	44,099,634
23,485,000	Met Tower Global Funding[1]	04/12/29	5.250	24,277,888
2,090,000	Metropolitan Life Global Funding I1	01/08/29	4.850	2,133,681
54,060,000	Mutual of Omaha Cos Global Funding[1]	06/09/28	4.514	54,521,131
18,735,000	Mutual of Omaha Cos Global Funding[1]	04/01/30	5.000	19,112,730
27,190,000	New York Life Global Funding[1]	04/25/28	4.400	27,481,026
2,185,000	New York Life Global Funding[1]	01/28/33	4.550	2,171,964
38,945,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	39,454,083
24,865,000	Northwestern Mutual Global Funding[1]	01/10/29	4.710	25,337,840
37,490,000	Pacific Life Global Funding II1	04/04/28	4.900	38,216,258
14,300,000	Pacific Life Global Funding II1	08/28/29	4.500	14,455,234
12,685,000	Pricoa Global Funding I1	08/27/27	4.400	12,798,242
12,560,000	Principal Life Global Funding II1	01/16/27	5.000	12,691,696
1,955,000	Principal Life Global Funding II1	06/28/28	5.500	2,014,787
1,925,000	Protective Life Global Funding[1]	04/14/26	5.209	1,929,714
36,560,000	Protective Life Global Funding[1]	09/13/27	4.335	36,810,520
28,265,000	Protective Life Global Funding[1]	06/05/30	4.803	28,661,165
16,160,000	RGA Global Funding[1]	11/21/28	6.000	16,937,987
2,280,000	RGA Global Funding[1]	01/18/29	2.700	2,178,730
17,755,000	RGA Global Funding[1]	05/24/29	5.448	18,391,959
32,080,000	RGA Global Funding[1]	11/25/30	4.600	32,148,534
27,515,000	SiriusPoint, Ltd. (Sweden)	04/05/29	7.000	29,148,724
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	4,152,145
33,040,000	Western-Southern Global Funding[1]	07/16/28	4.500	33 292 912
				1,078,913,043

	Internet (0.3%)
2,100,000	Amazon.com, Inc.	12/01/29	4.650	2,154,565
26,465,000	Meta Platforms, Inc.	11/15/30	4.200	26,417,456
2,200,000	Meta Platforms, Inc.	11/15/32	4.600	2,205,506
				30,777,527

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Investment Companies (4.3%)
$30,435,000	Ares Capital Corp.	07/15/26	2.150%	$30,146,798
2,045,000	Ares Capital Corp.	01/15/27	7.000	2,099,790
16,000,000	BlackRock TCP Capital Corp.	05/30/29	6.950	15,847,075
2,200,000	Blackstone Private Credit Fund	03/15/27	3.250	2,166,701
25,975,000	Blackstone Private Credit Fund	09/26/27	4.950	26,107,973
37,115,000	Blue Owl Capital Corp.	07/15/26	3.400	36,913,321
18,000,000	Blue Owl Credit Income Corp.	09/23/26	3.125	17,829,485
26,605,000	Blue Owl Technology Finance Corp.	01/23/31	6.125	26,206,727
30,835,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	09/17/30	5.950	29,423,367
26,475,000	Franklin BSP Capital Corp.	03/30/26	3.250	26,403,106
33,538,000	Golub Capital BDC, Inc.	08/24/26	2.500	33,154,421
41,130,000	HA Sustainable Infrastructure Capital, Inc.	01/15/31	6.150	42,200,074
48,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	48,320,301
74,189,000	Main Street Capital Corp.	07/14/26	3.000	73,652,562
4,270,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	4,256,220
10,878,000	PennantPark Investment Corp.	05/01/26	4.500	10,843,627
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	17,079,342
				442,650,890

	Machinery-Constraction & Mining (0.1%)
9,240,000	Caterpillar Financial Services Corp.	10/16/26	4.450	9,288,980
2,040,000	Komatsu Finance America, Inc.[1]	10/06/27	5.499	2,086,857
				11,375,837
	Machinery-Diversified (1.3%)
24,855,000	AGCO Corp.	03/21/27	5.450	25,184,874
10,920,000	CNH Industrial Capital LLC	01/12/29	5.500	11,303,250
27,185,000	CNH Industrial Capital LLC	04/20/29	5.100	27,855,137
27,370,000	John Deere Capital Corp.	07/15/27	4.200	27,580,137

44,670,000	John Deere Capital Corp. (SOFR + 0.500%)[2]	03/06/28	4.219	44,859,807
1,935,000	John Deere Capital Corp.	03/07/31	4.900	1,995,653
				138,778,858
	Oil & Gas (0.2%)
2,165,000	Chevron USA, Inc.	04/15/30	4.687	2,213,396
2,200,000	Continental Resources, lnc.[1]	11/15/26	2.268	2,166,927
2,500,000	Shell Finance US, Inc.	11/07/29	2.375	2,362,381
13,932,000	Woodside Finance, Ltd. (Australia)[1]	09/15/26	3.700	13 874 650
				20,617,354
	Packaging & Containers (0.4%)
37,691,000	Amcor Flexibles North America, Inc.	03/17/28	4.800	38,235,729

	Pharmaceuticals (2.9%)
55,622,000	CVS Health Corp.	02/20/26	5.000	55,634,431
46,200,000	Eli Lilly & Co.	08/14/27	4.150	46,520,347
48,105,000	Eli Lilly & Co.	02/12/28	4.550	48,893,622

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Pharmaceuticals (continued)
$38,225,000	Johnson & Johnson	03/01/27	4.500%	$38,565,774
2,000,000	Johnson & Johnson	06/01/31	4.900	2,081,513
27,840,000	Merck & Co., Inc.	03/15/29	3.850	27,832,400
33,465,000	Merck & Co., Inc.	09/15/30	4.150	33,613,916
2,400,000	Merck & Co., Inc.	12/10/31	2.150	2,141,379
2,200,000	Novartis Capital Corp.	11/05/32	4.300	2,192,307
44,811,000	PRA Health Sciences, Inc.[1]	07/15/26	2.875	44,536,925
				302,012,614
	Pipelines (0.1%)
2,045,000	Columbia Pipelines Operating Co. LLC[1]	08/15/30	5.927	2,166,518
1,915,000	MPLX LP	03/01/26	1.750	1,911,483
2,100,000	ONEOK, Inc.	11/01/26	5.550	2,121,889
2,000,000	Targa Resources Corp.	07/01/27	5.200	2,030,006
				8,229,896
	Real Estate Investment Trusts (1.8%)
70,535,000	American Tower Corp.	10/15/26	3.375	70,244,967
9,290,000	American Tower Trust #1[1]	03/15/53	5.490	9,448,179
14,500,000	Arbor Realty SR, Inc.[1]	12/15/28	8.500	14,129,570
7,570,000	Arbor Realty SR, Inc.[1]	07/15/30	7.875	6,944,320
10,000,000	Arbor Realty Trust, Inc.[1]	04/30/26	5.000	9,981,730
19,450,000	Arbor Realty Trust, Inc.[1]	09/01/26	4.500	19,264,972
1,920,000	Boston Properties LP	10/01/26	2.750	1,902,883
25,360,000	EF Holdco / EF Cayman Hold / Ellington
	Finance REIT Cayman / TRS / EF
	Cayman Non-MTM (Multinational)[1]	04/01/27	5.875	24,484,261
29,500,000	Rexford Industrial Realty LP	06/15/28	5.000	30,018,757
				186,419,639
	Retail (0.3%)
2,190,000	7-Eleven, Inc.[1]	02/10/26	0.950	2,188,445
22,320,000	Home Depot, Inc.	06/25/26	5.150	22,445,255
2,110,000	Starbucks Corp.	02/08/27	4.850	2,128,892
2,100,000	Walmart, Inc.	04/28/30	4.350	2,133,798
				28,896,390
	Semiconductors (0.2%)
16,565,000	ams-OSRAM AG (Austria)[1]	03/30/29	12.250	17,601,522

	Software (0.9%)
2,000,000	Concentrix Corp.	08/02/28	6.600	2,078,713
61,486,000	Oracle Corp.	07/15/26	2.650	61,066,955
2,200,000	Oracle Corp.	05/06/30	4.650	2,177,441
22,362,000	Synopsys, Inc.	04/01/27	4.550	22,520,677
2,235,000	VMware LLC	08/15/26	1.400	2,205,745
				90,049,531
	Trucking & Leasing (0.3%)
31,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550	31,860,779

	Total Corporate Bonds			5,050,000,444
	(Cost $5,004,281,282)

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (6.2%)
$37,119,611	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 2.250%) (Cayman Islands)[2]	04/20/28	5.918%	$37,119,611
20,984,756	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[2]	02/10/27	9.322	12,945,076
20,262,025	Allspring Buyer LLC (3-Month CME Term SOFR + 3.000%)[2]	11/01/30	6.688	20,259,593
43,708,430	Asplundh Tree Expert LLC (1-Month CME Term SOFR + 1.750%)[2]	09/07/27	5.522	43,735,966
19,884,040	Axalta Coating Systems U.S. Holdings, Inc. Term B7 (3-Month CME Term SOFR + 1.750%)[2]	12/20/29	5.422	19,871,712
9,733,786	BCP Renaissance Parent LLC Term B6 (3-Month CME Term SOFR + 2.500%)[2]	10/31/28	6.172	9,692,418
8,762,465	Buckeye Partners LP Term B7 (1-Month CME Term SOFR + 1.750%)[2]	11/22/32	5.422	8,785,248
60,666,290	Charter Communications Operating LLC Term B4 (3-Month CME Term SOFR + 2.000%)[2]	12/07/30	5.661	60,498,245
9,863,250	Delos Aircraft DAC (3-Month CME Term SOFR + 1.750%) (Ireland)[2]	10/31/27	5.422	9,902,308
19,496,650	Eastern Power LLC (1-Month CME Term SOFR + 5.250%)[2]	04/03/28	8.922	19,548,511
21,752,326	Elanco Animal Health, Inc. Term B (1- Month CME Term SOFR + 1.750%)[2]	10/31/32	5.450	21,736,011
2,579,851	Healthpeak OP LLC Term A1 (1-Month CME Term SOFR + 0.840%)[2]	08/20/27	4.512	2,547,603
2,579,851	Healthpeak OP LLC Term A2 (1-Month CME Term SOFR + 0.840%)[2]	02/22/27	4.512	2,547,603
5,448,842	Healthpeak OP LLC Term A3 (SOFR + 0.850%)[2]	03/01/29	4.490	5,353,487
68,750,000	Honeywell International, Inc. Term A1 (1-Month CME Term SOFR + 0.875%)[2]	05/07/27	4.547	68,750,000
17,864,662	Iqvia, Inc. Term B5 (3-Month CME Term SOFR + 1.750%)[2]	01/02/31	5.422	17,916,827
30,347,290	Iridium Communications, Inc. Term B4 (1-Month CME Term SOFR + 2.250%)[2]	09/20/30	5.922	28,656,643
22,836,638	Jazz Pharmaceuticals, Inc. Term B2 (1- Month CME Term SOFR + 2.250%)[2]	05/05/28	5.922	22,890,532
13,796,922	Lumen Technologies, Inc. Term A (1- Month CME Term SOFR + 6.000%)[2]	06/01/28	9.716	13,821,066
9,243,258	Lumen Technologies, Inc. Term B1 (1- Month CME Term SOFR + 2.350%)[2]	04/16/29	6.136	9,213,218
9,243,259	Lumen Technologies, Inc. Term B2 (1- Month CME Term SOFR + 2.350%)[2]	04/15/30	6.136	9,213,218
27,112,311	Midcontinent Communications (1- Month CME Term SOFR + 2.500%)[2]	08/16/31	6.173	26,985,155

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$3,802,474	MPH Acquisition Holdings LLC (3 Month CME Term SOFR + 3.750%)[2]	12/31/30	7.417%	$3,788,215
31,520,092	MPH Acquisition Holdings LLC (3- Month CME Term SOFR + 4.600%)[2]	12/31/30	8.528	28,939,542
7,959,494	NRG Energy, Inc. (3-Month CME Term SOFR + 1.750%)[2]	04/16/31	5.521	7,963,473
42,187,500	Relam Amsterdam Holdings BV Term A (1-Month CME Term SOFR + 1.250%) (Netherlands)[2,4]	07/10/28	5.022	41,976,563
39,227,653	SBA Senior Finance II LLC (1-Month CME Term SOFR + 1.750%)[2]	01/25/31	5.430	39,333,960
9,284,243	Setanta Aircraft Leasing DAC (3-Month CME Term SOFR + 1.750%) (Ireland)[2]	11/05/28	5.422	9,315,160
23,995,000	Stonepeak Nile Parent LLC (3-Month CME Term SOFR + 2.250%)[2]	04/09/32	5.917	23,965,006
16,834,859	UGI Energy Services LLC (1-Month CME Term SOFR + 2.500%)[2]	02/22/30	6.172	16,819,035
	Total Loan Participations and Assignments
	(Cost $649,039,116)			644,091,005

	Municipal Bonds (0.3%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	3.645	31,318,550
	Total Municipal Bonds			31,318,550
	(Cost $31,000,000)

	Residential Mortgage Backed Securities (0.0%)
4,921,501	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	4,728,103
	Total Residential Mortgage Backed Securities
	(Cost $4,888,577)			4,728,103

	U.S. Government Agency Obligations (1.0%)
101,000,000	Federal Home Loan Bank Discount Notes[6,7]	02/02/26	3.521	101,000,000
5,876	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1- Year RFUCCT + 1.795%)[2]	04/01/36	6.795	6,008
10,762	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6- Month RFUCCT + 1.740%)[2]	12/01/36	5.990	11,133
1,657,999	Federal National Mortgage Association (FNMA)	07/01/35	5.000	1,680,437

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Government Agency Obligations (continued)
$103,368	Federal National Mortgage Association (FNMA)	11/01/35	5.500%	$107,800
14,109	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.964%)[2]	07/01/36	6.714	14,714
22,762	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.718%)[2]	09/01/36	6.438	23,488
17,386	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.718%)[2]	01/01/37	5.995	17,930
98,880	Federal National Mortgage Association (FNMA)	08/01/37	5.500	103,121
1,154,138	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,184,633
529,815	Federal National Mortgage Association (FNMA)	06/01/40	6.500	561,921
1,763	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	5.375	1,772
	Total U.S. Government Agency Obligations
	(Cost $104,725,282)			104,712,957

	U.S. Treasury Bills (17.5%)
100,000,000	U.S. Treasury Bill[6]	02/05/26	3.786	99,968,917
119,000,000	U.S. Treasury Bill[6,7]	02/10/26	3.580	118,905,735
100,000,000	U.S. Treasury Bill[6]	02/12/26	3.573	99,901,111
153,065,000	U.S. Treasury Bill[6,7]	02/17/26	3.721	152,829,491
100,000,000	U.S. Treasury Bill[6]	02/24/26	3.758	99,772,514
152,000,000	U.S. Treasury Bill[6,7]	02/26/26	3.573	151,639,529
100,845,000	U.S. Treasury Bill[6,7]	03/03/26	3.615	100,552,469
150,000,000	U.S. Treasury Bill[6,7]	03/05/26	3.565	149,541,867
100,000,000	U.S. Treasury Bill[6]	03/12/26	3.800	99,606,278
100,000,000	U.S. Treasury Bill[6]	03/24/26	3.549	99,510,417
100,000,000	U.S. Treasury Bill[6]	03/31/26	3.561	99,423,033
100,000,000	U.S. Treasury Bill[6]	04/02/26	3.541	99,408,361
43,000,000	U.S. Treasury Bill[6]	04/07/26	3.595	42,724,943
107,500,000	U.S. Treasury Bill[6,7,8]	04/09/26	3.593	106,793,456
100,000,000	U.S. Treasury Bill[6]	04/16/26	3.737	99,271,825
100,000,000	U.S. Treasury Bill[6]	05/05/26	3.584	99,087,667
100,000,000	U.S. Treasury Bill[6]	05/19/26	3.607	98,945,889
	Total U.S. Treasury Bills
	(Cost $1,817,918,083)			1,817,883,502

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bonds and Notes (0.2%)
$23,975,000	U.S. Treasury Note	07/31/30	3.875%	$24,085,510
	Total U.S. Treasury Bonds and Notes			24,085,510
	(Cost $24,094,875)

Total Investments (Cost $10,325,633,256)			99.7%	$10,369,437,843
Cash and Other Assets in Excess of Liabilities			0.3%	27,589,961
Net Assets			100.0%	$10,397,027,804

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2026 was $4,718,564,630 or 45.4% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2026 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at January 31, 2026, also represents the reference rate at January 31, 2026.
[4]	Security that used significant unobservable inputs to determine fair value, as determined by the Adviser.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Coupon represents a yield to maturity.
[7]	Coupon represents a weighted average yield.
[8]	All or a portion of this security is held at the broker as collateral for open futures contracts.

Abbreviations:

CME − Chicago Mercantile Exchange.

CMT − Constant Maturity Treasury.

FHLMC − Federal Home Loan Mortgage Corporation.

FNMA − Federal National Mortgage Association.

GNMA − Government National Mortgage Association.

RFUCCT − Refinitiv USD IBOR Consumer Cash Fallbacks Term.

SOFR − Secured Overnight Financing Rate.

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Financial Futures Contracts

The following futures contracts were open at January 31, 2026:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	637	March 2026	$133,073,281	$132,809,523	$263,758
U.S. Treasury 5-Year Notes	3,877	March 2026	425,327,088	422,320,401	3,006,687
					$3,270,445

Net Unrealized Gain on Open Futures Contracts[8]					$3,270,445

[8]	The aggregate cost of investments and derivatives for federal income tax purposes is $10,325,633,256, the aggregate gross unrealized appreciation is $76,715,485 and the aggregate gross unrealized depreciation is $29,640,453, resulting in net unrealized appreciation of $ 47,075,032.

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Fair Value Measurements

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2026
Asset Backed Securities	$–	$2,281,260,812	$4,389,373	$2,285,650,185
Commercial Mortgage Backed Securities	–	406,967,587	–	406,967,587
Corporate Bonds	–	5,050,000,444	–	5,050,000,444
Loan Participations and Assignments	–	602,114,442	41,976,563	644,091,005
Municipal Bonds	–	31,318,550	–	31,318,550
Residential Mortgage Backed Securities	–	4,728,103	–	4,728,103
U.S. Government Agency Obligations	–	104,712,957	–	104,712,957
U.S. Treasury Bills	–	1,817,883,502	–	1,817,883,502
U.S. Treasury Bonds and Notes	–	24,085,510	–	24,085,510
Total Investments, at value	$–	$10,323,071,907	$46,365,936	$10,369,437,843

Other Financial Instruments, at value
Assets
Financial Futures Contracts	3,270,445	–	–	3,270,445
Other Financial Instruments, at value	$3,270,445	$–	$–	$3,270,445

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2026:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2025	$4,714,320	$42,536,250	$47,250,570
Purchases	–	–	–
Sales/Paydowns	(325,582)	(562,500)	(888,082)
Realized gains/(losses)	–	201	201
Change in unrealized appreciation/(depreciation)	635	1,071	1,706
Amortization	–	1,541	1,541
Transfers from Level 3	–	–	–
Transfers to Level 3	–	–	–
Balance as of January 31, 2026	$4,389,373	$41,976,563	$46,365,936

As of January 31, 2026, $46,365,936 of value of the Level 3 assets in the Fund was based on single quotes from brokers.

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Taxable Bond Funds are managed by Brown Brothers Harriman Credit Partners, LLC. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.